K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600

T 202.778.9000 www.klgates.com

Mitra Shakeri
202.778.9024 direct dial
202.778.9100 fax
mitra.shakeri@klgates.com

July 9, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Definitive Proxy Statement for 40|86 Strategic Income Fund
(File No. 811-08795)

Ladies and Gentlemen:

On behalf of 40|86 Strategic Income Fund (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, is a definitive proxy statement to be used in connection with special and annual meetings of the shareholders of the Fund scheduled to be held on August 12, 2009.  The proxy materials for the meetings consist of a letter from the president of the Fund, the notice of the meetings, the proxy statement and forms of proxy.

Sincerely,

/s/ Mitra Shakeri
Mitra Shakeri

Enclosure